CONSOLIDATED STATEMENT OF CASH FLOWS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENT OF CASH FLOWS [abstract]
Net cash generated from operating activities	¥ 175,868	¥ 190,935	¥ 214,543
Investing activities
Capital expenditure	(94,753)	(63,541)	(65,467)
Exploratory wells expenditure	(8,261)	(7,407)	(7,380)
Purchase of investments, investments in associates and investments in joint ventures	(10,116)	(6,431)	(16,389)
Payment for financial assets at fair value through profit or loss	(29,550)	(51,196)
Proceeds from sale of financial assets at fair value through profit or loss	55,000
Payment for acquisition of subsidiary, net of cash acquired	(3,188)	(1,288)
Proceeds from disposal of investments and investments in associates	1,557	4,809	33,516
Proceeds from disposal of property, plant, equipment and other non-current assets	9,666	1,313	440
Increase in time deposits with maturities over three months	(81,708)	(82,577)	(17,896)
Decrease in time deposits with maturities over three months	78,401	48,820	600
Interest received	5,810	3,669	2,331
Investment and dividend income received	10,720	8,506	4,028
Net cash used in investing activities	(66,422)	(145,323)	(66,217)
Financing activities
Proceeds from bank and other loans	746,655	524,843	506,097
Repayments of bank and other loans	(772,072)	(536,380)	(569,091)
Contributions to subsidiaries from non-controlling interests	1,886	946	343
Dividend paid by the Company	(67,799)	(32,689)	(16,876)
Distributions by subsidiaries to non-controlling interests	(13,700)	(7,539)	(6,553)
Interest paid	(5,984)	(5,535)	(6,967)
Payments made to acquire non-controlling interests	(160)
Finance lease payment	(86)	(155)
Net cash used in financing activities	(111,260)	(56,509)	(93,047)
Net increase/(decrease) in cash and cash equivalents	(1,814)	(10,897)	55,279
Balance at beginning of period	113,218	124,468	68,933
Effect of foreign currency exchange rate changes	518	(353)	256
Balance at end of period	111,922	113,218	124,468
Operating activities
Earnings before income tax	99,110	86,697	80,151
Adjustment for:
Depreciation, depletion and amortization	109,967	115,310	108,425
Dry hole costs written off	6,921	6,876	7,467
Income from associates and joint ventures	(13,974)	(16,525)	(9,306)
Investment income	(1,871)	(262)	(263)
Gain on dilution and remeasurement of interests in the Pipeline Ltd			(20,562)
Gain on remeasurement of interests in the Shanghai SECCO (Note 33)		(3,941)
Interest income	(7,726)	(5,254)	(3,218)
Interest expense	7,321	7,146	9,219
Loss/(gain) on foreign currency exchange rate changes and derivative financial instruments	(1,835)	(1,547)	86
Loss on disposal of property, plant, equipment and other non-current assets, net	1,526	1,518	1,528
Impairment losses on assets	11,605	21,791	17,076
Credit impairment losses	141
Cash flows from (used in) operations before changes in working capital	211,185	211,809	190,603
Net changes from:
Accounts receivable and other current assets	(1,043)	(31,151)	(22,549)
Inventories	(3,312)	(28,903)	(11,364)
Accounts payable and other current liabilities	2,111	59,210	81,089
Net charges from operating activities	208,941	210,965	237,779
Income tax paid	(33,073)	(20,030)	(23,236)
Net cash generated from operating activities	¥ 175,868	¥ 190,935	¥ 214,543